CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Accum. Other Comprehensive Income (Loss)	Retained Earnings	Comprehensive Income
BALANCE at Dec. 31, 2008	$ 61,801	$ 12,042	$ 2,325	$ 47,434
BALANCE (in shares) at Dec. 31, 2008		586,285
Comprehensive income
Net income	3,307			3,307	3,307
Other comprehensive income (loss)
Unrealized gains (loss) on available-for-sale securities, net of taxes (benefit) of $1,097, ($120) and ($233) for the year ended December 31, 2011, 2010 and 2009 respectively	(453)		(453)		(453)
Total other comprehensive income (loss)					(453)
Comprehensive income					2,854
Cash dividend declared, $4.25, $4.00 and $3.50 per share for the year ended December 31, 2011, 2010 and 2009 respectively	(2,059)			(2,059)
Stock options exercised	4	4
Stock options exercised (in shares)		25
Stock compensation expense and restricted stock awards	257	257
Stock compensation expense and restricted stock awards (in shares)		595
BALANCE at Dec. 31, 2009	62,857	12,303	1,872	48,682
BALANCE (in shares) at Dec. 31, 2009		586,905
Comprehensive income
Net income	5,464			5,464	5,464
Other comprehensive income (loss)
Unrealized gains (loss) on available-for-sale securities, net of taxes (benefit) of $1,097, ($120) and ($233) for the year ended December 31, 2011, 2010 and 2009 respectively	(233)		(233)		(233)
Total other comprehensive income (loss)					(233)
Comprehensive income					5,231
Cash dividend declared, $4.25, $4.00 and $3.50 per share for the year ended December 31, 2011, 2010 and 2009 respectively	(2,354)			(2,354)
Stock compensation expense and restricted stock awards	238	238
Stock compensation expense and restricted stock awards (in shares)		472
BALANCE at Dec. 31, 2010	65,972	12,541	1,639	51,792
BALANCE (in shares) at Dec. 31, 2010	587,377	587,377
Comprehensive income
Net income	5,503			5,503	5,503
Other comprehensive income (loss)
Unrealized gains (loss) on available-for-sale securities, net of taxes (benefit) of $1,097, ($120) and ($233) for the year ended December 31, 2011, 2010 and 2009 respectively	2,130		2,130		2,130
Total other comprehensive income (loss)					2,130
Comprehensive income					7,633
Cash dividend declared, $4.25, $4.00 and $3.50 per share for the year ended December 31, 2011, 2010 and 2009 respectively	(2,489)			(2,489)
Common stock redemption	(931)	(136)		(795)
Common stock redemption (in shares)		(6,293)
Stock compensation expense and restricted stock awards	239	239
Stock compensation expense and restricted stock awards (in shares)		445
BALANCE at Dec. 31, 2011	$ 70,424	$ 12,644	$ 3,769	$ 54,011
BALANCE (in shares) at Dec. 31, 2011	581,529	581,529